SHARE-BASED PAYMENT (Details 1) - Number Number in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Outstanding options as of (Beginning)		5,395,519	7,873,348
Outstanding options, Granted		11,158,945	2,883,737
Outstanding options, Exercised / Delivered			(944,830)
Outstanding options, Forfeiture			(1,996,406)
Outstanding options, Expired			(2,420,330)
Outstanding options as of (ending)		5,132,532	5,395,519
Issued Grant July 2022 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Granted		4,703,472
Exercised On June 2021 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Exercised / Delivered		(189,285)
Exercised On June 2020 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Exercised / Delivered		(317,386)
Exercised On July 2019 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Exercised / Delivered		(83,175)
Exercised On June 2019 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Exercised / Delivered		(107,309)
Forfeiture Grant Of July 2022 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Forfeiture	[1]	(947,335)
Forfeiture Grant Of July 2021 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Forfeiture	[1]	(1,554,424)
Forfeiture Grant Of June 2020 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Forfeiture	[1]	(1,425,333)
Forfeiture Grant Of September 2019 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Forfeiture	[1]	(22,867)
Forfeiture Grant Of July 2019 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Forfeiture	[1]	(237,142)
Forfeiture Grant Of June 2019 [Member]
IfrsStatementLineItems [Line Items]
Outstanding options, Forfeiture	[1]	(82,203)

[1]	The forfeitures are related to the resignation of eligible executive before the end of the vesting period.